LOANS PAYABLE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
LOANS PAYABLE
NOTE 4 – LOANS PAYABLE AND CONVERTIBLE LOAN PAYABLE

On December 31, 2014, the Company, then known as Cala Energy Corp., borrowed $12,000 from each of three individuals for which the Company issued its 10% senior promissory note in the aggregate principal amount of $36,000.  The notes were due December 31, 2015 or earlier in the event that the Company completed a private placement of its common stock.  The notes, together with accrued interest, were paid from the proceeds of a $200,000 private placement of our common stock in April 2015, following the receipt by the Company of the proceeds from the private placement.  Two of the lenders are related parties.  See Note 6.

On April 2, 2015, the Company received the $200,000 proceeds from the private placement of its common stock and used the proceeds to pay outstanding loans payable in the principal amount of $36,000, of which notes in the principal amount of $24,000 were held by related parties.

In February 2015, LFC borrowed a total of $5,250 from four individuals, for which LFC issued its 5% convertible promissory notes due September 30, 2015.  Pursuant to the Share Exchange Agreement, these notes became converted into a total of 5,250,000 shares of common stock.  These notes did not become convertible until the completion of the reverse acquisition and the conversion was effected through an exchange of the notes for 5,250,000 shares of common stock pursuant to the Share Exchange Agreement.  The Company analyzed the convertible debt option for derivative accounting treatment under ASC Topic 815, "Derivatives and Hedging," and determined that the instrument does not qualify for derivative accounting.  The Company therefore performed an analysis to determine if the conversion option was subject to a beneficial conversion feature and determined that the instrument did have a beneficial conversion feature of $5,250.  The amount of the beneficial conversion feature was recorded to interest expense as the debt was exchanged for common stock on March 31, 2015.  Two of the lenders are related parties.  See Note 6.